Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives and Residual Rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-5 years	0	%-5%

Schedule of Amortization of Finite-Lived Intangible Assets Computed Using the Straight-Line Method Over the Following Estimated Useful Lives

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
License	15 years
Copyrights of video content	1-4 years
Domain names	15 years
Software	1-5 years
Trademark	5 years

Disaggregation of Revenue

The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2016, 2017 and 2018:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Live streaming	791,978	2,069,536	4,442,845
Other revenues (1)	4,926	115,280	220,595

Total	796,904	2,184,816	4,663,440

(1)	Other revenues mainly include advertising and online games revenues.

Summary of Revenue Related to Performance Obligation

	2019	2020 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	469,378	80,734	550,112